UNAUDITED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Summarized Information on Consolidated Results of Operations
Summarized information on the consolidated results of operations for each of the quarters during the two-year
period ended December 31, 2019, follows.

	Quarter ended
	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
	(In thousands, except per-unit amounts)
Total revenues	$112,247	$100,187	$99,686	$131,408
Net (loss) income attributable to SMLP	$(345,345)	$(11,129)	$3,028	$(40,280)
Less net loss attributable to noncontrolling interest	(172,024)	(10,340)	(1,341)	(25,570)
Less net income attributable to Series A Preferred Units	7,125	7,125	7,125	7,125
Less net income attributable to Subsidiary Series A Preferred Units	58	—	—	—

Net loss attributable to common limited partners	$(180,504)	$(7,914)	$(2,756)	$(21,835)

Loss per limited partner unit:
Common unit - basic	$(3.98)	$(0.17)	$(0.06)	$(0.48)
Common unit - diluted	$(3.98)	$(0.17)	$(0.06)	$(0.48)

	Quarter ended
	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018
	(In thousands, except per-unit amounts)
Total revenues	$133,671	$127,479	$128,183	$117,320
Net (loss) income attributable to SMLP	$(3,401)	$14,353	$11,861	$11,507
Less net income (loss) attributable to noncontrolling interest	18,535	30,453	(37,712)	(8,502)
Less net income attributable to Series A Preferred Units	7,125	7,125	7,125	7,125

Net (loss) income attributable to common limited partners	$(29,061)	$(23,225)	$42,448	$12,884

(Loss) earnings per limited partner unit:
Common unit - basic	$(0.64)	$(0.51)	$0.94	$0.28
Common unit - diluted	$(0.64)	$(0.51)	$0.93	$0.28